Restatement of Previously Issued Consolidated Financial Statements - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement of Previously Issued Consolidated Financial Statements
Net loss (as restated)	$ (65,101)	$ (18,367)	$ (54,032)	$ (103,319)
Current assets
Accounts receivable, net	9,629		4,268	4,710
Prepaid expenses and other current assets	7,869		4,080	1,285
Total current assets	250,881		215,801	10,174
Total assets	334,236		268,387	48,468
Liabilities and Stockholders' Equity (Deficit)
Accounts payable	6,384		9,203	4,806
Accrued expenses and other current liabilities	15,268		9,905	17,071
Deferred revenue	4,346		5,208	3,333
Total current liabilities	35,504		31,726	57,462
Earnout liability, at fair value	43,193		50,238
Private warrant liability, at fair value	47,444		31,534
Total liabilities	172,229		161,062	108,447
Additional paid-in capital	544,605		424,823	203,492
Accumulated deficit	(382,607)		(317,506)	(263,474)
Total stockholders' equity (deficit)	162,007	$ (67,623)	107,325	(59,979)	$ (149,842)
Total liabilities and stockholders' equity (deficit)	$ 334,236		268,387	$ 48,468
As Filed
Restatement of Previously Issued Consolidated Financial Statements
Net loss (as restated)			(51,609)
Current assets
Accounts receivable, net			4,661
Prepaid expenses and other current assets			3,891
Total current assets			216,005
Total assets			268,591
Liabilities and Stockholders' Equity (Deficit)
Accounts payable			8,903
Accrued expenses and other current liabilities			9,991
Deferred revenue			4,870
Total current liabilities			31,174
Earnout liability, at fair value			50,442
Total liabilities			129,180
Additional paid-in capital			454,486
Accumulated deficit			(315,083)
Total stockholders' equity (deficit)			139,411
Total liabilities and stockholders' equity (deficit)			268,591
Restatement Adjustments
Restatement of Previously Issued Consolidated Financial Statements
Net loss (as restated)			(2,423)
Current assets
Accounts receivable, net			(393)
Prepaid expenses and other current assets			189
Total current assets			(204)
Total assets			(204)
Liabilities and Stockholders' Equity (Deficit)
Accounts payable			300
Accrued expenses and other current liabilities			(86)
Deferred revenue			338
Total current liabilities			552
Earnout liability, at fair value			(204)
Private warrant liability, at fair value			31,534
Total liabilities			31,882
Additional paid-in capital			(29,663)
Accumulated deficit			(2,423)
Total stockholders' equity (deficit)			(32,086)
Total liabilities and stockholders' equity (deficit)			$ (204)